Segments - Segment Reporting Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Dayrate revenue	$ 358.7	$ 205.8	$ 265.2
Related party revenue	85.1	39.5	42.3
Intersegment revenue		0.0	0.0
Gain on disposals	4.2	1.2	19.0
Rig operating and maintenance expenses	(264.9)	(180.5)	(270.4)
Intersegment expenses		0.0	0.0
Depreciation of non-current assets	(116.5)	(119.6)	(117.9)
Impairment of non-current assets	(131.7)		(77.1)
General and administrative expenses	(36.8)	(34.7)	(49.1)
Income from equity method investments	1.2	16.1	9.5
Operating (loss)/income including equity method investment	(100.7)	(72.2)	(178.5)
Total assets	3,001.7	3,080.3	3,171.1
Operating segments | Dayrate
Segment Reporting Information [Line Items]
Dayrate revenue	600.0	205.8	265.2
Related party revenue	0.0	39.5	42.3
Gain on disposals	0.0	0.0	0.0
Rig operating and maintenance expenses	(501.2)	(339.7)	(437.4)
Depreciation of non-current assets	(114.9)	(117.6)	(116.0)
Impairment of non-current assets	(131.7)		(77.1)
General and administrative expenses	0.0	0.0	0.0
Income from equity method investments	0.0	0.0	0.0
Operating (loss)/income including equity method investment	(147.8)	(123.5)	(143.4)
Total assets	3,287.9	3,277.6	3,368.3
Operating segments | IWS
Segment Reporting Information [Line Items]
Dayrate revenue		301.6	386.2
Related party revenue		0.0	0.0
Gain on disposals		0.0	0.0
Rig operating and maintenance expenses		(186.3)	(167.9)
Depreciation of non-current assets		0.0	0.0
Impairment of non-current assets			0.0
General and administrative expenses		0.0	0.0
Income from equity method investments		0.0	0.0
Operating (loss)/income including equity method investment		26.8	38.7
Total assets		0.0	336.5
Intersegment eliminations
Segment Reporting Information [Line Items]
Intersegment revenue		(88.5)	(179.6)
Intersegment expenses		88.5	179.6
Intersegment eliminations | Dayrate
Segment Reporting Information [Line Items]
Intersegment revenue		88.5	179.6
Intersegment expenses		0.0	0.0
Intersegment eliminations | IWS
Segment Reporting Information [Line Items]
Intersegment revenue		0.0	0.0
Intersegment expenses		(88.5)	(179.6)
Reconciling items
Segment Reporting Information [Line Items]
Dayrate revenue	(241.3)	(301.6)	(386.2)
Related party revenue	85.1	0.0	0.0
Gain on disposals	4.2	1.2	19.0
Rig operating and maintenance expenses	236.3	345.5	334.9
Depreciation of non-current assets	(1.6)	(2.0)	(1.9)
Impairment of non-current assets	0.0		0.0
General and administrative expenses	(36.8)	(34.7)	(49.1)
Income from equity method investments	1.2	16.1	9.5
Operating (loss)/income including equity method investment	47.1	24.5	(73.8)
Total assets	$ (286.2)	$ (197.3)	$ (533.7)